Long-term bank loans (Maturities of Long-term Debt) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ (501,330,611)	$ (82,240,161)
Total long-term bank loans	11,018,946	$ 235,885,009
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
2018	96,341,476
2019	53,717,364
2020	72,330,201
2021	289,960,516
2022 and thereafter	0
Less: current portion of long-term bank loans	(501,330,611)
Total long-term bank loans	$ 11,018,946